EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends and interest on capital
Proposed Interest and Dividends													R$ 1,232,472	R$ 1,664,080	R$ 2,641,455
Credit per share (R$)													R$ 0.62	R$ 0.8	R$ 1.51
Credit: May 8, 2025
Dividends and interest on capital
Dividends paid (in R$/share)				R$ 0.12
Number of shares outstanding used for dividend payment				2,009,042
Dividends				R$ 241,085
Credit: August 11, 2025
Dividends and interest on capital
Dividends paid (in R$/share)			R$ 0.12
Number of shares outstanding used for dividend payment			1,994,150
Dividends			R$ 239,298
Credit: November 10, 2025
Dividends and interest on capital
Dividends paid (in R$/share)		R$ 0.28
Number of shares outstanding used for dividend payment		1,980,625
Dividends		R$ 554,575
Credit: March 10, 2026
Dividends and interest on capital
Dividends paid (in R$/share)	R$ 0.1
Number of shares outstanding used for dividend payment	1,975,144
Dividends	R$ 197,514
Credit: May 15, 2024
Dividends and interest on capital
Dividends paid (in R$/share)								R$ 0.28
Number of shares outstanding used for dividend payment								2,103,618
Dividends								R$ 589,013
Credit: August 9, 2024
Dividends and interest on capital
Dividends paid (in R$/share)							R$ 0.12
Number of shares outstanding used for dividend payment							2,104,147
Dividends							R$ 252,498
Credit: November 18, 2024
Dividends and interest on capital
Dividends paid (in R$/share)						R$ 0.3
Number of shares outstanding used for dividend payment						2,063,748
Dividends						R$ 619,124
Credit: March 5, 2024
Dividends and interest on capital
Dividends paid (in R$/share)					R$ 0.1
Number of shares outstanding used for dividend payment					2,041,293
Dividends					R$ 203,445
Credit: May 15, 2023
Dividends and interest on capital
Interest on capital paid (in R$/share)												R$ 0.51
Number of shares outstanding used for interest payment												1,749,090
Interest												R$ 892,056
Credit: August 18, 2023
Dividends and interest on capital
Dividends paid (in R$/share)											R$ 0.43
Number of shares outstanding used for dividend payment											1,749,522
Dividends											R$ 752,172
Credit: November 17, 2023
Dividends and interest on capital
Dividends paid (in R$/share)										R$ 0.47
Number of shares outstanding used for dividend payment										1,749,522
Dividends										R$ 822,275
Credit: March 01, 2024
Dividends and interest on capital
Dividends paid (in R$/share)									R$ 0.1
Number of shares outstanding used for dividend payment									1,749,522
Dividends									R$ 174,952